Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Income(Loss) Per Ordinary share
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months Ended March 31
	2021	2020
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares Interest Income	$67,456	$—

Net Earnings	$67,456	—
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	69,000,000	—
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	0.00	—
Non-Redeemable Class B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss
Redeemable Net Earnings
Net loss	$(18,134,411)	$(3,413)
Redeemable Net Earnings	(67,456)	—

Non-Redeemable Net Loss	$(18,201,867)	$(3,413)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	17,250,000	17,250,000
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(1.06)	$0.00
Note: As of March 31, 2021 and 2020, basic and diluted shares are the same as there are no securities that are dilutive to the shareholders.

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Year Ended December 31, 2020	For the Period from December 27, 2019 (inception) Through December 31, 2019
	As Restated
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$306,930	$—

Net Earnings	$306,930	—
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	69,000,000	—
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	0.00	—
Non-Redeemable Class B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(28,879,692)	(5,288)
Redeemable Net Earnings	(306,930)	—

Non-Redeemable Net Loss	$(29,186,622)	(5,288)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	17,250,000	1
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(1.69)	(5,288)